Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.31757%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,404,394.45

Principal:
Principal Collections	$23,222,575.53
Prepayments in Full	$10,734,277.01
Liquidation Proceeds	$311,124.73
Recoveries	$119,014.11
Sub Total	$34,386,991.38
Collections	$37,791,385.83

Purchase Amounts:
Purchase Amounts Related to Principal	$72,438.54
Purchase Amounts Related to Interest	$385.23
Sub Total	$72,823.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,864,209.60

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,864,209.60
Servicing Fee	$670,089.16	$670,089.16	$0.00	$0.00	$37,194,120.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,194,120.44
Interest - Class A-2a Notes	$42,283.14	$42,283.14	$0.00	$0.00	$37,151,837.30
Interest - Class A-2b Notes	$28,634.57	$28,634.57	$0.00	$0.00	$37,123,202.73
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$35,146,952.73
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$34,782,152.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,782,152.73
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$34,582,183.48
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,582,183.48
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$34,437,040.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,437,040.90
Regular Principal Payment	$31,332,489.11	$31,332,489.11	$0.00	$0.00	$3,104,551.79
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,104,551.79
Residual Released to Depositor	$0.00	$3,104,551.79	$0.00	$0.00	$0.00
Total		$37,864,209.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,332,489.11
Total					$31,332,489.11

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$9,871,549.23	$27.50	$42,283.14	$0.12	$9,913,832.37	$27.62
Class A-2b Notes	$6,461,877.63	$27.50	$28,634.57	$0.12	$6,490,512.20	$27.62
Class A-3 Notes	$14,999,062.25	$29.41	$1,976,250.00	$3.88	$16,975,312.25	$33.29
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$31,332,489.11	$19.84	$2,757,079.54	$1.75	$34,089,568.65	$21.59

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$9,871,549.23	0.0274974	$0.00	0.0000000
Class A-2b Notes	$6,461,877.63	0.0274974	$0.00	0.0000000
Class A-3 Notes	$510,000,000.00	1.0000000	$495,000,937.75	0.9705901
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$701,273,426.86	0.4441419	$669,940,937.75	0.4242979

Pool Information
Weighted Average APR	5.064%	5.094%
Weighted Average Remaining Term	41.42	40.71
Number of Receivables Outstanding	31,118	30,345
Pool Balance	$804,106,997.96	$769,076,491.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$740,966,618.20	$709,108,671.49
Pool Factor	0.4642202	0.4439967

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$59,967,819.83
Targeted Overcollateralization Amount	$99,135,553.57
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$99,135,553.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$690,090.83
(Recoveries)		62	$119,014.11
Net Loss for Current Collection Period			$571,076.72
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8522%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5726%
Second Prior Collection Period			0.7612%
Prior Collection Period			0.7377%
Current Collection Period			0.8712%
Four Month Average (Current and Prior Three Collection Periods)			0.7357%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,640	$9,763,732.40
(Cumulative Recoveries)			$1,231,344.17
Cumulative Net Loss for All Collection Periods			$8,532,388.23
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4926%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,953.50
Average Net Loss for Receivables that have experienced a Realized Loss			$5,202.68

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.41%	310	$10,861,901.63
61-90 Days Delinquent	0.24%	54	$1,862,576.22
91-120 Days Delinquent	0.05%	9	$348,599.81
Over 120 Days Delinquent	0.08%	14	$600,975.00
Total Delinquent Receivables	1.78%	387	$13,674,052.66

Repossession Inventory:
Repossessed in the Current Collection Period		16	$639,262.44
Total Repossessed Inventory		36	$1,365,945.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2358%
Prior Collection Period			0.2121%
Current Collection Period			0.2537%
Three Month Average			0.2339%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3657%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	22

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	145	$5,069,819.40
2 Months Extended	212	$7,630,531.65
3+ Months Extended	26	$1,023,863.12

Total Receivables Extended	383	$13,724,214.17
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer